10-Q Earnings per share - Schedule of Earnings per share reconciliation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss)	$ 56,836	$ (41,320)	$ 38,562	$ (40,010)	$ 15,516	$ (1,448)	$ 116,220	$ 129,755	$ 147,325
Weighted average common shares outstanding – basic (in shares)	56,566		56,566		56,566	56,566	56,566	56,566	56,566
Effect of dilutive restricted stock units (in shares)	33		0		17	0
Diluted (in shares)	56,599		56,566		56,583	56,566
Shares excluded from the calculation of diluted earnings per share (in shares)	0		0		0	0
Net income (loss) per share – basic (in dollars per share)	$ 1.00		$ 0.68		$ 0.27	$ (0.03)	$ 2.05	$ 2.29	$ 2.60
Net income (loss) per share - diluted (in dollars per share)	$ 1.00		$ 0.68		$ 0.27	$ (0.03)